Schedule of Segment Reporting for Reconciliation of Revenue (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 2,211,029				$ 2,972,056		$ 482,285
Total costs and expenses	5,735,897		191,849		8,663,053	410,311	5,029,357	712,052
Loss from continuing operations	(4,287,210)		(433,157)		(7,981,293)	(1,101,943)	(7,936,184)	(2,953,462)
Loss from discontinued operations	(1,110)		(46,448)		(2,562)	(142,274)	(179,694)	(282,044)
Loss from operations	(3,524,868)		(191,849)		(5,690,997)	(410,311)	(4,547,072)	(712,052)
Net loss from continuing operations							(7,936,184)	(2,953,462)
Net loss from discontinued operations							(179,694)	(282,044)
Net loss	(4,288,320)	$ (3,695,535)	(479,605)	$ (764,611)	(7,983,855)	(1,244,217)	(8,115,878)	(3,235,506)
Total Assets	129,618,033				129,618,033		7,324,534	1,642,621
Total Liabilities	43,244,437				43,244,437		11,947,647	5,075,948
Revenues - net	2,211,029				2,972,056		482,285
Other Corporate Overhead	5,735,897		191,849		8,663,053	410,311	5,029,357	712,052
Other Corporate Overhead	(3,524,868)		(191,849)		(5,690,997)	(410,311)	(4,547,072)	(712,052)
Other Corporate Overhead	(4,288,320)	$ (3,695,535)	(479,605)	$ (764,611)	(7,983,855)	(1,244,217)	(8,115,878)	(3,235,506)
Other Corporate Overhead	129,618,033				129,618,033		7,324,534	1,642,621
Other Corporate Overhead	43,244,437				43,244,437		11,947,647	5,075,948
Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Total Assets							5,986,956
Total Liabilities							1,642,420
Other Corporate Overhead							5,986,956
Other Corporate Overhead							1,642,420
RaaS [Member]
Segment Reporting Information [Line Items]
Total Assets							1,299,198
Total Liabilities							275,801
Other Corporate Overhead							1,299,198
Other Corporate Overhead							275,801
Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Total Assets							38,380	1,549,258
Total Liabilities							9,550,421	4,618,338
Other Corporate Overhead							38,380	1,549,258
Other Corporate Overhead							9,550,421	4,618,338
Assets, Total [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations							7,324,534	1,549,258
Assets - discontinued operations								93,363
Total Assets							7,324,534	1,642,621
Other Corporate Overhead							7,324,534	1,642,621
Sales [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations							482,285
Revenues - discontinued operations							41,551	89,272
Revenues							523,836	89,272
Revenues - net							523,836	89,272
Cost of Sales [Member]
Segment Reporting Information [Line Items]
Costs and expenses - continuing operations							5,029,357	712,052
Costs and expenses - discontinued operations							214,443	365,887
Total costs and expenses							5,243,800	1,077,939
Other Corporate Overhead							5,243,800	1,077,939
Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from continuing operations							(4,547,072)	(712,052)
Loss from discontinued operations							(172,892)	(276,615)
Loss from operations							(4,719,964)	(988,667)
Other Corporate Overhead							(4,719,964)	(988,667)
Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net							(3,395,914)	(2,246,839)
Other Corporate Overhead							(3,395,914)	(2,246,839)
Liabilities, Total [Member]
Segment Reporting Information [Line Items]
Liabilities - continuing operations							11,468,642	4,618,338
Liabilities - discontinued operations							479,005	457,610
Total Liabilities							11,947,647	5,075,948
Other Corporate Overhead							11,947,647	5,075,948
Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Revenues					734,826		466,633
Net loss							(285,995)
Revenues - net					734,826		466,633
Other Corporate Overhead							(285,995)
Foodservice Packaging [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues							466,633
Revenues - net							466,633
Foodservice Packaging [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses							737,980
Other Corporate Overhead							737,980
Foodservice Packaging [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations							(271,347)
Other Corporate Overhead							(271,347)
Foodservice Packaging [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net							(14,648)
Other Corporate Overhead							(14,648)
RaaS [Member]
Segment Reporting Information [Line Items]
Net loss							(1,866,074)
Other Corporate Overhead							(1,866,074)
RaaS [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues							15,652
Revenues - net							15,652
RaaS [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses							1,334,997
Other Corporate Overhead							1,334,997
RaaS [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations							(1,319,345)
Other Corporate Overhead							(1,319,345)
RaaS [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net							(546,729)
Other Corporate Overhead							(546,729)
Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Net loss							(5,784,115)	(2,953,462)
Other Corporate Overhead							(5,784,115)	(2,953,462)
Other Corporate Overhead [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues
Revenues - net
Other Corporate Overhead [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses							2,956,380	712,052
Other Corporate Overhead							2,956,380	712,052
Other Corporate Overhead [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations							(2,956,380)	(712,052)
Other Corporate Overhead							(2,956,380)	(712,052)
Other Corporate Overhead [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Loss from continuing operations							(3,389,111)	(2,241,410)
Loss from discontinued operations							(6,803)	(5,429)
Other income (expenses)- net							(2,827,734)	(2,241,410)
Other Corporate Overhead							(2,827,734)	$ (2,241,410)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	2,211,029				2,972,056
Revenues - discontinued operations			15,141			39,595
Revenues	2,211,029		15,141		2,972,056	39,595
Costs and expenses - continuing operations	5,735,897		191,849		8,663,053	410,311
Costs and expenses - discontinued operations	1,110		59,816		2,562	178,115
Total costs and expenses	5,737,007		251,665		8,665,615	588,426
Loss from continuing operations	(3,524,868)		(191,849)		(5,690,997)	(410,311)
Loss from discontinued operations	(1,110)		(44,675)		(2,562)	(138,520)
Loss from operations	(3,525,978)		(236,524)		(5,693,559)	(548,831)
Loss from continuing operations	762,342		(241,308)		2,290,296	(691,632)
Other income (expenses)- net	(762,342)		(243,081)		(2,290,296)	(695,386)
Net loss from continuing operations	(4,287,210)		(433,157)		(7,981,293)	(1,101,943)
Net loss from discontinued operations	(1,110)		(46,448)		(2,562)	(142,274)
Net loss	(4,288,320)		(479,605)		(7,983,855)	(1,244,217)
Liabilities - continuing operations	42,837,832				42,837,832		11,468,642
Liabilities - discontinued operations	406,605				406,605		479,005
Total Liabilities	43,244,437				43,244,437		11,947,647
Revenues - net	2,211,029		15,141		2,972,056	39,595
Other Corporate Overhead	5,737,007		251,665		8,665,615	588,426
Other Corporate Overhead	(3,525,978)		(236,524)		(5,693,559)	(548,831)
Other Corporate Overhead	(762,342)		(243,081)		(2,290,296)	(695,386)
Other Corporate Overhead	(4,288,320)		(479,605)		(7,983,855)	(1,244,217)
Other Corporate Overhead	43,244,437				43,244,437		11,947,647
Operating Segments [Member] | Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	7,859,290				7,859,290		5,986,956
Liabilities - continuing operations	3,874,146				3,874,146		1,642,420
Operating Segments [Member] | RaaS [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	1,343,579				1,343,579		1,299,198
Liabilities - continuing operations	377,168				377,168		275,801
Operating Segments [Member] | Hotel [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	119,735,719				119,735,719
Liabilities - continuing operations	28,496,777				28,496,777
Operating Segments [Member] | Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	679,445				679,445		38,380
Liabilities - continuing operations	10,089,741				10,089,741		9,550,421
Operating Segments [Member] | Assets, Total [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	129,618,033				129,618,033		7,324,534
Assets - discontinued operations
Total Assets	129,618,033				129,618,033		7,324,534
Other Corporate Overhead	129,618,033				129,618,033		$ 7,324,534
Operating Segments [Member] | Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	337,782				734,826
Costs and expenses - continuing operations	747,337				1,391,737
Loss from continuing operations	(409,555)				(656,911)
Loss from continuing operations	(22,818)				19,412
Net loss from continuing operations	(432,373)				(676,323)
Operating Segments [Member] | RaaS [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	17,318				67,118
Costs and expenses - continuing operations	803,179		15,769		1,243,466	48,337
Loss from continuing operations	(785,861)		(15,769)		(1,176,348)	(48,337)
Loss from continuing operations	4,786		29,643		9,712	45,629
Net loss from continuing operations	(781,075)		13,874		(1,166,636)	(2,708)
Operating Segments [Member] | Hotel [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	1,855,929				2,170,112
Costs and expenses - continuing operations	2,539,091				3,144,016
Loss from continuing operations	(683,162)				(973,903)
Loss from continuing operations	593,845				727,114
Net loss from continuing operations	(1,277,007)				(1,701,018)
Operating Segments [Member] | Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations
Costs and expenses - continuing operations	1,646,290		176,080		2,883,834	361,974
Loss from continuing operations	(1,646,290)		(176,080)		(2,883,834)	(361,974)
Loss from continuing operations	(150,465)		(270,951)		1,553,482	(737,261)
Loss from discontinued operations			(1,773)			(3,754)
Net loss from continuing operations	$ (1,796,755)		$ (447,031)		$ (4,437,316)	$ (1,099,235)